UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:   4/30/13

Item 1.  Reports to Stockholders.

LJM Preservation and Growth Fund

Semi-Annual Report

April 30, 2013

www.ljmfunds.com

1-855-LJM-FUND

Distributed by Northern Lights Distributors, LLC

Member FINRA

June 21, 2013

Dear LJM Investors,

The first half of 2013 has been a particularly challenging market environment for LJM strategies.  LJM’s return stream is mainly dependent on the behavior of two market indices: the S&P500 index and the VIX, which is a measure of the market’s expectation of stock volatility over the next 30 days.  Historically, the S&P500 index has consistent behavior the majority of the time and relatively infrequent outlier events which are unpredictable.  LJM aims to capitalize on the idea that the probability of traditional index behavior is much higher than the probability of an outlier event.  Therefore, the goal is a higher percentage of months with positive returns with the expectation that the strategy will face drawdowns during outlier events, but will be able to recover when markets stabilize.  2013 markets are an example of an upside outlier event.

The S&P500 index has reached all time highs and behaved outside of the historical norms.  At the end of April, the S&P500 index booked its 6th consecutive months of positive returns, and its total return year to date through April 30, 2013 was an impressive +12.74%.  It was the longest monthly winning streak since September 2009.  The combination of the sustained rally and a market in a low volatility regime requires patience for the LJM strategies.  The VIX has remained near historically low levels since the start of the year.  The effect of today’s market conditions on the LJM strategies is extreme upside pressure and increased volatility of returns.

While the current returns are somewhat lackluster, the January 2013-April 2013 performance is an example of how the strategies achieve low correlation with equity markets and offer strong diversification properties. LJM strategies are designed to accept flat returns to modest losses during extreme bull markets as seen in Q1.  The Preservation & Growth Fund accepts greater levels upside risk based on historical market behavior.  The current returns are exactly in line with expectations.

LJM’s philosophy is to target the ideal risk/reward scenario based on market conditions while targeting superior annualized returns.  LJM does not predict market direction, but continues to hedge risk based on empirical analysis of market behavior.  Therefore, the strategies do not deviate from their mandate and employ higher ratios of downside hedging versus upside hedging.  In this type of market, we anticipate higher levels of daily volatility of returns, but maintain risk parameters based on monthly expiration cycles.  Investors should anticipate continued swings in LJM’s returns, but remain confident that the strategy is performing as intended.

Best regards,

Lauren Caine

Director of Marketing

lcaine@ljmpartners.com

(312) 756-0005

Volatility: A statistical measure of the dispersion of returns for a given security or market index.  Volatility can either be measured by using the standard deviation or variance between returns from that same security or market index.

S&P 500 Index: An unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

CBOE Market Volatility® Index (VIX): The CBOE Market Volatility Index (VIX) shows the market’s expectation of 30-day volatility.  It is constructed using the implied volatilities of a wide range of S&P500 index options.  This volatility is meant to be forward looking and is calculated from both calls and puts.  The VIX is a widely used measure of market risk and is often referred to as the “investor fear gauge”.

1420-NLD-6/19/2013

LJM Preservation and Growth Fund
Portfolio Review
April 30, 2013 (Unaudited)

The Fund's performance figures* for the period ended April 30, 2013, compared to its benchmarks:

Since Inception(a)
Class A	-3.80%
Class I	-3.70%
S&P 500 Total Return Index(b)	9.99%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. For performance information current to the most recent month-end, please call toll-free 1-855-LJM-FUND.

(a) LJM Preservation and Growth Fund commenced investment operations on January 9, 2013.
(b) The “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

LJM Preservation and Growth Fund
Portfolio of Investments (Unaudited)
April 30, 2013

Contracts		Expiration Date	Exercise Price	Value
	PUT OPTIONS* - 1.8%
155	S&P 500 Index Future	5/17/2013	$ 1,270	$ 1,937
381	S&P 500 Index Future	5/17/2013	1,300	9,525
120	S&P 500 Index Future	5/17/2013	1,330	3,000
93	S&P 500 Index Future	5/17/2013	1,365	4,650
116	S&P 500 Index Future	5/17/2013	1,390	8,700
70	S&P 500 Index Future	5/17/2013	1,405	5,250
32	S&P 500 Index Future	5/17/2013	1,425	3,600
42	S&P 500 Index Future	5/17/2013	1,440	6,300
56	S&P 500 Index Future	5/17/2013	1,450	9,800
52	S&P 500 Index Future	5/17/2013	1,465	11,050
40	S&P 500 Index Future	5/17/2013	1,475	9,500
48	S&P 500 Index Future	5/17/2013	1,490	15,000
54	S&P 500 Index Future	5/17/2013	1,500	20,925
48	S&P 500 Index Future	5/17/2013	1,510	24,000
173	S&P 500 Index Future	6/21/2013	1,290	32,437
51	S&P 500 Index Future	6/21/2013	1,315	12,750
76	S&P 500 Index Future	6/21/2013	1,335	23,750
54	S&P 500 Index Future	6/21/2013	1,355	20,925
78	S&P 500 Index Future	6/21/2013	1,380	39,000
92	S&P 500 Index Future	6/21/2013	1,400	58,650
69	S&P 500 Index Future	6/21/2013	1,425	57,788
106	S&P 500 Index Future	6/21/2013	1,440	104,675
22	S&P 500 Index Future	6/21/2013	1,475	33,550
16	S&P 500 Index Future	6/21/2013	1,490	28,800
34	S&P 500 Index Future	6/21/2013	1,500	69,700
	TOTAL PUT OPTIONS (Cost - $1,978,900)			615,262

	CALL OPTIONS* - 4.3%
16	S&P 500 Index Future	5/17/2013	1,575	108,800
85	S&P 500 Index Future	5/17/2013	1,595	306,000
162	S&P 500 Index Future	5/17/2013	1,605	380,700
113	S&P 500 Index Future	5/17/2013	1,615	161,025
66	S&P 500 Index Future	5/17/2013	1,635	28,050
16	S&P 500 Index Future	5/17/2013	1,645	3,600
66	S&P 500 Index Future	5/17/2013	1,675	4,950
124	S&P 500 Index Future	5/17/2013	1,680	7,750
17	S&P 500 Index Future	6/21/2013	1,605	93,075
16	S&P 500 Index Future	6/21/2013	1,615	67,600
54	S&P 500 Index Future	6/21/2013	1,635	125,550
95	S&P 500 Index Future	6/21/2013	1,645	159,125
	TOTAL CALL OPTIONS (Cost - $957,209)			1,446,225
Shares
	SHORT-TERM INVESTMENTS - 13.4%
4,515,517	Dreyfus Cash Management, Institutional Shares, 0.05%**
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,515,517)			4,515,517

	TOTAL INVESTMENTS - 19.5% (Cost - $7,451,626)(a)			$ 6,577,004
	OTHER ASSETS LESS LIABILITIES - 80.5%			27,087,223
	NET ASSETS - 100.0%			$ 33,664,227

See accompanying notes to financial statements.

LJM Preservation and Growth Fund
Portfolio of Investments (Unaudited) (Continued)
April 30, 2013

Contracts		Expiration Date	Exercise Price	Value
	CALL OPTIONS WRITTEN* - (9.9%)
13	S&P 500 Index Future	5/17/2013	$ 1,585	$ 66,625
88	S&P 500 Index Future	5/17/2013	1,590	382,800
145	S&P 500 Index Future	5/17/2013	1,600	424,125
130	S&P 500 Index Future	5/17/2013	1,610	240,500
294	S&P 500 Index Future	5/17/2013	1,620	312,375
143	S&P 500 Index Future	5/17/2013	1,625	112,613
93	S&P 500 Index Future	5/17/2013	1,630	52,312
17	S&P 500 Index Future	6/21/2013	1,620	62,475
70	S&P 500 Index Future	6/21/2013	1,630	189,000
95	S&P 500 Index Future	6/21/2013	1,640	190,000
329	S&P 500 Index Future	6/21/2013	1,650	460,600
44	S&P 500 Index Future	6/21/2013	1,655	52,250
278	S&P 500 Index Future	6/21/2013	1,660	278,000
21	S&P 500 Index Future	6/21/2013	1,670	13,650
78	S&P 500 Index Future	7/19/2013	1,660	144,300
123	S&P 500 Index Future	7/19/2013	1,670	169,125
176	S&P 500 Index Future	7/19/2013	1,680	184,800
	TOTAL CALL OPTIONS WRITTEN (Premiums - $1,930,906)			3,335,550

	PUT OPTIONS WRITTEN* - (3.5%)
97	S&P 500 Index Future	5/17/2013	1,325	2,425
94	S&P 500 Index Future	5/17/2013	1,380	5,875
117	S&P 500 Index Future	5/17/2013	1,395	8,775
95	S&P 500 Index Future	5/17/2013	1,400	7,125
111	S&P 500 Index Future	5/17/2013	1,420	11,100
73	S&P 500 Index Future	5/17/2013	1,430	9,125
58	S&P 500 Index Future	5/17/2013	1,435	7,975
101	S&P 500 Index Future	5/17/2013	1,445	16,413
140	S&P 500 Index Future	5/17/2013	1,460	28,000
18	S&P 500 Index Future	5/17/2013	1,470	4,050
65	S&P 500 Index Future	5/17/2013	1,480	17,063
18	S&P 500 Index Future	5/17/2013	1,485	5,175
70	S&P 500 Index Future	5/17/2013	1,495	24,500
98	S&P 500 Index Future	5/17/2013	1,505	42,875
50	S&P 500 Index Future	5/17/2013	1,515	28,750
35	S&P 500 Index Future	5/17/2013	1,525	25,812
84	S&P 500 Index Future	6/21/2013	1,300	17,850
38	S&P 500 Index Future	6/21/2013	1,310	9,025
109	S&P 500 Index Future	6/21/2013	1,325	29,975
124	S&P 500 Index Future	6/21/2013	1,330	35,650
57	S&P 500 Index Future	6/21/2013	1,340	18,525
152	S&P 500 Index Future	6/21/2013	1,350	55,100
91	S&P 500 Index Future	6/21/2013	1,360	36,400
17	S&P 500 Index Future	6/21/2013	1,365	7,225
97	S&P 500 Index Future	6/21/2013	1,375	46,075
101	S&P 500 Index Future	6/21/2013	1,390	56,812
50	S&P 500 Index Future	6/21/2013	1,395	30,000
149	S&P 500 Index Future	6/21/2013	1,410	106,162
36	S&P 500 Index Future	6/21/2013	1,420	28,350

See accompanying notes to financial statements.

LJM Preservation and Growth Fund
Portfolio of Investments (Unaudited) (Continued)
April 30, 2013

Contracts		Expiration Date	Exercise Price	Value
	PUT OPTIONS WRITTEN* - (3.5%) (Continued)
136	S&P 500 Index Future	6/21/2013	$ 1,430	$ 120,700
72	S&P 500 Index Future	6/21/2013	1,435	67,500
67	S&P 500 Index Future	6/21/2013	1,450	75,375
32	S&P 500 Index Future	6/21/2013	1,460	40,000
21	S&P 500 Index Future	7/19/2013	1,250	7,613
17	S&P 500 Index Future	7/19/2013	1,350	15,300
40	S&P 500 Index Future	7/19/2013	1,360	39,500
66	S&P 500 Index Future	7/19/2013	1,375	75,075
	TOTAL PUT OPTIONS WRITTEN (Premiums - $2,760,726)			1,163,250

* Non-income producing security.
** Rate shown represents the rate at April 30, 2013, is subject to change and resets daily.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including written options, is $2,759,994 and differs from market value by net unrealized appreciation (depreciation) as follows:

			Unrealized appreciation	$ 2,109,099
			Unrealized depreciation	(2,790,889)
			Net unrealized depreciation	$ (681,790)

See accompanying notes to financial statements.

LJM Preservation and Growth Fund
Statement Of Assets and Liabilities (Unaudited)
April 30, 2013

ASSETS
Investment securities:
At cost	$ 7,451,626
At value	$ 6,577,004
Deposit with broker	31,318,586
Interest receivable	233
Receivable for Fund shares sold	242,697
Prepaid expenses and other assets	74,984
TOTAL ASSETS	38,213,504

LIABILITIES
Options written, at value (Premiums received $4,691,632)	4,498,800
Investment advisory fees payable	37,607
Distribution (12b-1) fees payable	971
Fees payable to other affiliates	8,286
Accrued expenses and other liabilities	3,613
TOTAL LIABILITIES	4,549,277
NET ASSETS	$ 33,664,227

NET ASSETS CONSIST OF:
Paid in capital	$ 34,795,559
Undistributed net investment loss	(162,605)
Accumulated net realized loss from options contracts	(286,937)
Net unrealized depreciation on options contracts	(681,790)
NET ASSETS	$ 33,664,227

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 4,424,859
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	459,840
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 9.62
Maximum offering price per share (maximum sales charge of 5.75%)	$ 10.21

Class I Shares:
Net Assets	$ 29,239,368
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,036,334
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.63

(a) Redemptions made within 90 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

LJM Preservation and Growth Fund
Statement of Operations (Unaudited)
For the Period Ended April 30, 2013 (a)

INVESTMENT INCOME
Interest	$ 983
TOTAL INVESTMENT INCOME	983

EXPENSES
Investment advisory fees	140,483
Distribution (12b-1) fees: Class A	2,310
Administrative services fees	22,230
Legal fees	15,472
Transfer agent fees	10,235
Accounting services fees	8,918
Registration fees	7,145
Trustees fees and expenses	6,100
Compliance officer fees	5,753
Audit fees	5,090
Printing and postage expenses	3,069
Custodian fees	2,594
Insurance expense	2,302
Other expenses	811
TOTAL EXPENSES	232,512

Less: Fees waived by the Advisor	(68,924)

NET EXPENSES	163,588

NET INVESTMENT LOSS	(162,605)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Options purchased	(1,519,111)
Written options	1,232,174

Net change in unrealized appreciation (depreciation) of:
Options purchased	(874,622)
Written options	192,832

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(968,727)

NET DECREASE IN NET ASSETS	$ (1,131,332)

(a) The LJM Preservation and Growth Fund commenced investment operations on January 9, 2013.

See accompanying notes to financial statements.

LJM Preservation and Growth Fund
Statement of Changes in Net Assets

Period Ended
April 30, 2013 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (162,605)
Net realized loss from options transactions	(286,937)
Net change in unrealized appreciation (depreciation) on
options transactions	(681,790)
Net decrease in net assets resulting from operations	(1,131,332)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,576,643
Class I	30,323,589
Redemption fee proceeds:
Class A	7
Class I	42
Payments for shares redeemed:
Class A	(4,934)
Class I	(99,788)
Net increase in net assets from shares of beneficial interest	34,795,559

TOTAL INCREASE IN NET ASSETS	33,664,227

NET ASSETS
Beginning of Period	-
End of Period*	$ 33,664,227
*Includes undistributed net investment loss of:	$ (162,605)

SHARE ACTIVITY
Class A:
Shares Sold	460,343
Shares Redeemed	(503)
Net increase in shares of beneficial interest outstanding	459,840

Class I:
Shares Sold	3,046,535
Shares Redeemed	(10,202)
Net increase in shares of beneficial interest outstanding	3,036,334

(a)	The LJM Preservation and Growth Fund commenced investment operations on January 9, 2013.

See accompanying notes to financial statements.

LJM Preservation and Growth Fund
Financial Highlights (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended	Period Ended
	April 30, 2013 (1)	April 30, 2013 (1)
	Class A	Class I
Net asset value, beginning of period	$ 10.00	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.07)	(0.07)
Net realized and unrealized
loss on investments	(0.31)	(0.30)
Total from investment operations	(0.38)	(0.37)

Paid-in-Capital From Redemption Fees (3)	0.00	0.00

Net asset value, end of period	$ 9.62	$ 9.63

Total return (4,5)	-3.80%	-3.70%

Net assets, at end of period (000s)	$ 4,425	$ 29,239

Ratio of gross expenses to average
net assets (6,7)	3.46%	3.21%
Ratio of net expenses to average
net assets (7)	2.45%	2.20%
Ratio of net investment income
to average net assets (7)	-2.44%	-2.19%

Portfolio Turnover Rate (5)	0%	0%

(1)	The LJM Preservation and Growth Fund commenced investment operations on January 9, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not Annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.

See accompanying notes to financial statements.

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited)

April 30, 2013

 1.

ORGANIZATION

The LJM Preservation and Growth Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.  The Fund commenced investment operations on January 9, 2013. The investment objective is to seek capital appreciation and capital preservation with low correlation to the broader U.S. equity market.

The Fund offers Class A and Class I shares. Class C shares are currently not offered. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase.  However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares.  All classes are subject to a 1% redemption fee on redemptions made with 90 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options on Index Futures are valued at the settled price determined by the exchange. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2013

determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Purchased Put Options	$ 615,262	$ -	$ -	$ 615,262
Purchased Call Options	$ 1,446,225	$ -	$ -	$ 1,446,225
Short-Term Investments	$ 4,515,517	$ -	$ -	$ 4,515,517
Total Assets	$ 6,577,004	$ -	$ -	$ 6,577,004

Liablities
Call Options Written	$ 3,335,550	$ -	$ -	$ 3,335,550
Put Options Written	$ 1,163,250	$ -	$ -	$ 1,163,250
Total Liabilities	$ 4,498,800	$ -	$ -	$ 4,498,800

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Options - Each Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2013

 investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments and options, for the period ended April 30, 2013 amounted to $0 and $0, respectively.

4.

OPTION CONTRACTS

During the period ended April 30, 2013, the Fund’s change in unrealized depreciation and realized loss on option contracts subject to equity price risk amounted to $681,790 and $286,937, respectively which serves as an indicator of the volume of derivative activity for the Fund during the period.

The number of option contracts written and the premiums received by the Fund during the period ended April 30, 2013 were as follows:

	Call Options		Put Options
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding beginning of period	-	$ -	-	$ -
Options written	5,183	4,668,979	5,859	5,974,514
Options closed	(2,808)	(2,531,923)	(2,364)	(2,545,418)
Options exercised	-	-	-	-
Options expired	(238)	(206,150)	(699)	(668,370)
Options outstanding end of period	2,137	$ 1,930,906	2,796	$ 2,760,726

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2013

5.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  LJM Funds Management, Ltd serves as the Fund’s Investment Advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.95% of the Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least February 28, 2014, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.45% and 2.20% of the Fund’s average daily net assets for Class A and I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.45% and 2.20% of average daily net assets attributable to Class A and I shares, respectively the Advisor shall be entitled to be reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.45% and 2.20% of average daily net assets for Class A and I shares, respectively.  If Fund Operating Expenses attributable to Class A and I shares subsequently exceed 2.45% and 2.20% per annum of the average daily net assets, the reimbursements shall be suspended. During the period ended April 30, 2013, the Advisor has reimbursed $68,924 in expenses to the Fund.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. The Distributor is an affiliate of GFS. For the period ended April 30, 2013, the Distributor received $0 in underwriting commissions for sales of Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees - Each Trustee who is not an interested person of the Trust or Advisor will receive a quarterly fee of $2,500, allocated to all Funds in the Trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter.  In addition, the Chairman of the Board receives an additional annual fee of $2,500, the Chairman of the Audit Committee receives an additional annual fee of $2,500, and the Chairman of the Valuation Committee receives an additional annual fee of $2,500.  No “interested persons” who serve as Trustees of the Trust will receive any compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2013

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

6.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the period ended April 30, 2013, the Fund assessed $7 on Class A shares and $42 on Class I shares in redemption fees.

7.

NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

LJM Preservation and Growth Fund

Additional Information (Unaudited)

April 30, 2013

Approval of Advisory Agreement – LJM Preservation and Growth Fund

At a meeting held on August 29 and 30, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of an investment advisory agreement (the “Agreement”) between LJM Funds Management, Ltd. (“LJM” or the “Adviser”) and the Trust, on behalf of the LJM Preservation and Growth Fund (the “Fund”), a new series of the Trust.

In connection with the Board’s consideration of the Agreement, the Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel; (b) the Adviser’s operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the anticipated level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s proposed overall fees and operating expenses compared with similar mutual funds; (f) the anticipated level of profitability from its fund-related operations; (g) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (h) performance information of a private fund managed by an affiliate of the Adviser with substantially similar investment strategies as those of the Fund, as compared to a key index.

In its consideration of the approval of the Agreement for the Fund, the Independent Trustees did not identify any single factor as controlling.  Matters considered by the Independent Trustees in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services.   The Independent Trustees reviewed materials provided by LJM  related to the proposed Agreement with the Trust on behalf of the Fund, including the proposed Agreement, the proposed Operating Expenses Limitation and Security Agreement, LJM’s Form ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel that would perform services for the Fund, including the team of individuals that primarily monitor and execute the investment process, and a certification from LJM certifying that it had adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it had adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics.  In reaching their conclusions, the Independent Trustees considered that LJM Partners, Ltd., an affiliate of LJM, manages several separate private accounts and proposes to utilize the investment strategies employed in those accounts in the respective investment objectives of the Fund.  The Independent Trustees also considered LJM’s research capabilities and investment experience, compliance program, and marketing efforts.  The Independent Trustees then concluded that LJM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Agreement and that the nature, overall quality and extent of the management services to be provided by LJM to the Fund were satisfactory and reliable.

Performance.  The Independent Trustees considered that both LJM and the Fund were newly formed and did not have a record of prior performance to submit at this Meeting. The Independent Trustees considered the past performance of LJM Partners, Ltd., an affiliate of LJM, as well as other factors relating to LJM’s track record.  The Independent Trustees reviewed LJM’s composite performance records for the proposed strategy, and noted that the performance was acceptable.  The Independent Trustees concluded that LJM was expected to obtain an acceptable level of investment return to the Fund’s shareholders.

Fees and Expenses.    As to the costs of the services to be provided and profits to be realized by LJM, the Independent Trustees reviewed and discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory and overall expenses compared to peer groups comprised of funds selected by LJM with similar investment objectives and strategies and of similar size.  The Independent Trustees noted that LJM proposed to charge a management fee of 1.95% of the Fund’s average net assets.  The Independent Trustees reviewed the contractual arrangements for the Fund, which stated that LJM had agreed to waive or limit its management fee and/or reimburse expenses to limit net annual operating expenses to 2.45%, 3.20% and 2.20% of the Fund’s Class A Shares, Class C Shares and Class I Shares,

LJM Preservation and Growth Fund

Additional Information (Unaudited) (Continued)

April 30, 2013

respectively.  After due consideration, including an evaluation of the differentiation of portfolio strategies represented by the Fund and LJM Income Plus Fund, a separate proposed new series of the Trust, the Independent Trustees concluded that the advisory fees the Fund were fair and reasonable and that the expense limitation was in the best interests of the Fund and its future shareholders.

Profitability.  The Independent Trustees also considered the level of profits that could be expected to accrue to LJM with respect to the Fund.  The Independent Trustees reviewed and considered an estimated profitability report and analysis and selected financial information of LJM provided by LJM.  With respect to LJM, the Independent Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from LJM’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent that the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Independent Trustees discussed LJM’s expectations for growth of the Fund. The Independent Trustees considered that the Fund had not yet commenced operations and that material economies of scale may not be achieved in the near term.

 Conclusion.  Having requested and received such information from LJM as the Independent Trustees believed to be reasonably necessary to evaluate the terms of the proposed Agreement, and as assisted by the advice of independent counsel, the Independent Trustees determined that approval of the Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.  In considering the proposed Agreement, the Independent Trustees did not identify any one factor as all important.

LJM Preservation and Growth Fund

Expense Example (Unaudited)

April 30, 2013

As a shareholder of the LJM Preservation and Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the LJM Preservation and Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 9, 2013 through April 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 01/09/13*	For the period	Value 04/30/13	the Period**
Actual
Class A	$ 1,000.00	2.45%	$ 962.00	$ 7.37
Class I	1,000.00	2.20%	963.00	6.63

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 11/01/12	For the period	Value 04/30/13	the Period****
Hypothetical***
Class A	$ 1,000.00	2.45%	$ 1,012.65	$ 12.23
Class I	1,000.00	2.20%	1,013.88	10.99

* From January 9, 2013 (commencement of operations) to April 30, 2013.

** Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 112/365 to reflect the period since inception 01/09/13 through 04/30/13.

*** Please note that while the Fund commenced operation on January 9, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2012 to April 30, 2013.

**** Expenses are equal to the Fund’s annualized expense ratio multiplied by 181/365 to reflect the number of days in the period.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION
Why?

Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

•

Social Security number and income

•

Account transactions and transaction history

•

Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do
How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or give us contact information

•

provide account information or give us your income information

•

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you. • Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-LJM-FUND or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-LJM-FUND.

Investment Advisor

LJM Funds Management, Ltd.

One Financial Place

440 S. La Salle Street, Suite 2301

Chicago, IL 60605

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/5/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/5/13

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer

Date

7/5/13